STOCK OPTIONS AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
STOCK OPTIONS AND WARRANTS

NOTE 11 — STOCK OPTIONS AND WARRANTS

Stock Incentive Plans

As of September 30, 2025 and 2024, we had no unrecognized compensation related to outstanding options that have not yet vested at year-end that would be recognized in subsequent periods.

As of September 30, 2025 and December 31, 2024, there were 24,000 and 32,000 options, respectively, issued and vested with a weighted average exercise price of $0.01. Outstanding options as of September 30, 2025, consisted of:

	Number of Options	Weighted Average Exercise Price	Average Remaining Life
Outstanding, December 31, 2023	40,000	$0.01	2.94
Issued	—	$—	—
Cancelled	(8,000)	$—	—
Exercised	—	$—	—
Outstanding, December 31, 2024	32,000	$0.01	1.52
Issued	—	$—	—
Cancelled	(8,000)	$—	—
Exercised	—	$—	—
Outstanding, September 30, 2025	24,000	$0.01	1.27
Exercisable, September 30, 2025	24,000	$0.01	1.27

NOTE 11 — STOCK OPTIONS AND WARRANTS

Stock Incentive Plans

As of December 31, 2024 and 2023, we had no unrecognized compensation related to outstanding options that have not yet vested at year-end that would be recognized in subsequent periods.

As of December 31, 2024 and 2023, there were 32,000 and 40,000 options, respectively, issued and vested with a weighted average exercise price of $0.01. Outstanding options as of December 31, 2024, consisted of:

	Number of Options	Weighted Average Exercise Price	Average Remaining Life
Outstanding, December 31, 2023	40,000	$0.01	2.94
Issued	—	$—	—
Cancelled	(8,000)	$—	—
Exercised	—	$—	—
Outstanding, December 31, 2024	32,000	$0.01	1.52
Exercisable, December 31, 2024	32,000	$0.01	1.52